Loans - Summary of Base Case Forecasts for Select Forward Looking Information Variables Used to Estimate our Expected Credit Losses (Detail) - Average Value [member] - USD ($) $ in Millions	12 Months Ended
	Oct. 31, 2019	Oct. 31, 2018
Base case [member] | Within 1 year [member]
Disclosure of internal credit grades [line items]
Canadian GDP year over year growth	1.50%	1.90%
Canadian unemployment rate	6.10%	5.80%
Canadian Housing Price Index growth	1.60%	2.20%
S&P 500 Index growth rate	5.00%	4.60%
West Texas Intermediate Oil Price	$ 60	$ 67
Base case [member] | Later than one year [member]
Disclosure of internal credit grades [line items]
Canadian GDP year over year growth	1.80%	1.40%
Canadian unemployment rate	5.90%	6.00%
Canadian Housing Price Index growth	2.20%	2.30%
S&P 500 Index growth rate	4.70%	(1.40%)
West Texas Intermediate Oil Price	$ 60	$ 65
Upside case [member] | Within 1 year [member]
Disclosure of internal credit grades [line items]
Canadian GDP year over year growth	2.30%
Canadian unemployment rate	5.50%
Canadian Housing Price Index growth	4.80%
S&P 500 Index growth rate	8.20%
West Texas Intermediate Oil Price	$ 67
Upside case [member] | Later than one year [member]
Disclosure of internal credit grades [line items]
Canadian GDP year over year growth	2.50%	2.30%
Canadian unemployment rate	5.50%	5.30%
Canadian Housing Price Index growth	4.00%	6.40%
S&P 500 Index growth rate	6.60%	11.30%
West Texas Intermediate Oil Price	$ 74	$ 78
Downside case [member] | Within 1 year [member]
Disclosure of internal credit grades [line items]
Canadian GDP year over year growth	0.60%
Canadian unemployment rate	6.40%
Canadian Housing Price Index growth	(2.20%)
S&P 500 Index growth rate	(3.70%)
West Texas Intermediate Oil Price	$ 47
Downside case [member] | Later than one year [member]
Disclosure of internal credit grades [line items]
Canadian GDP year over year growth	0.80%	1.20%
Canadian unemployment rate	6.50%	6.40%
Canadian Housing Price Index growth	(0.80%)	(1.20%)
S&P 500 Index growth rate	(10.30%)	(10.80%)
West Texas Intermediate Oil Price	$ 43	$ 52